Earnings per share - Additional Information (Detail) - AUD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Oct. 31, 2016
Earnings per share [line items]
Number of unlisted convertible notes	1,865,000		16,000,000
Face value of convertible notes	$ 464,000	$ 464,000
Unlisted options [member]
Earnings per share [line items]
Number of options that have been excluded from the calculations as they were antidilutive	4,446,500